Summary of Significant Accounting Policies - Estimated Useful Lives for Significant Property and Equipment (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Furniture and Fixtures [Member] | Minimum [Member]
Estimated useful lives		5 years
Furniture and Fixtures [Member] | Maximum [Member]
Estimated useful lives		7 years
Computer Equipment [Member]
Estimated useful lives	5 years
Computer Equipment [Member] | Minimum [Member]
Estimated useful lives		5 years
Computer Equipment [Member] | Maximum [Member]
Estimated useful lives		7 years
Software [Member]
Estimated useful lives		3 years